Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			0 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 02, 2011 Worldwide Digital Operations	Dec. 31, 2013 Worldwide Digital Operations	Dec. 31, 2012 Worldwide Digital Operations	Dec. 31, 2011 Worldwide Digital Operations	Jun. 30, 2011 New Zealand Operations	Dec. 31, 2013 New Zealand Operations	Dec. 31, 2012 New Zealand Operations	Dec. 31, 2011 New Zealand Operations	Oct. 03, 2011 New Zealand Operations	Sep. 30, 2011 Italian Operations	Dec. 31, 2013 Italian Operations	Dec. 31, 2012 Italian Operations	Dec. 31, 2011 Italian Operations
Discontinued operation disclosures
Proceeds from sale of business												$ 395,400
Transaction costs													7,387
Inducements payable to Autonomy													11,075
Cumulative translation adjustment reclassified from accumulated other comprehensive items, net and reduced the gain on sale													3,828									383
Purchase price																				10,000
Impairment charge included in income (loss) from discontinued operations																4,900					17,100
Valuation allowance provided against benefit as such amount is recoverable against the capital gain																	0
Summarized results of operations
Total Revenues															79,199				6,489				2,138	15,353
(Loss) Income Before Provision (Benefit) for Income Taxes of Discontinued Operations													(958)	(75)	(31,094)			(88)	(4,726)			2,290	(8,692)	(35,350)
(Benefit) Provision for Income Taxes													(429)	(505)	(13,744)			(34)	(7,883)			930	(1,542)	(2,104)
(Loss) Income from Discontinued Operations, Net of Tax									831	(6,774)	(47,439)		(529)	430	(17,350)			(54)	3,157			1,360	(7,150)	(33,246)
Gain (Loss) on Sale of Discontinued Operations															243,861				1,884				(1,885)
Provision for Income Taxes															45,126
Gain (Loss) on Sale of Discontinued Operations, Net of Tax										(1,885)	200,619				198,735				1,884				(1,885)
Total Income (Loss) from Discontinued Operations and Sale, Net of Tax	(684)	(571)	(98)	2,184	(1,074)	32	(2,524)	(5,093)	831	(8,659)	153,180		(529)	430	181,385			(54)	5,041			1,360	(9,035)	(33,246)
Corporate general and administrative expenses													0
Interest allocated to the Digital Business and included in loss from discontinued operations															$ 2,396